Segment Information - Summary of Income Data By Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
REVENUE	$ 5,839.3	$ 6,217.5	$ 5,928.1
Cost of sales and services	(4,773.4)	(4,980.7)	(4,816.8)
Gross profit	1,065.9	1,236.8	1,111.3
Financial income (expense), net	(47.6)	(51.4)	(22.9)
Foreign exchange gain (loss), net	6.6	4.5	27.6
Profit (loss) before taxes on income	288.3	159.1	336.2
Income tax expense	(25.5)	8.7	(255.4)
Net income	262.8	167.8	80.8
Operating Segment [member]
Disclosure of operating segments [line items]
REVENUE	5,839.3	6,217.5	5,928.1
Cost of sales and services	(4,773.4)	(4,980.7)	(4,816.8)
Gross profit	$ 1,065.9	$ 1,236.8	$ 1,111.3
Gross profit %	18.30%	19.90%	18.70%
Operating income ( expense )	$ (736.6)	$ (1,030.8)	$ (779.8)
Operating profit before financial income (expense)	329.3	206.0	331.5
Financial income (expense), net	(47.6)	(51.4)	(22.9)
Foreign exchange gain (loss), net	6.6	4.5	27.6
Profit (loss) before taxes on income	288.3	159.1	336.2
Income tax expense	(25.5)	8.7	(255.4)
Net income	262.8	167.8	80.8
Commercial Aviation [member] | Operating Segment [member]
Disclosure of operating segments [line items]
REVENUE	3,371.9	3,527.0	3,348.7
Cost of sales and services	(2,574.9)	(2,719.1)	(2,565.7)
Gross profit	$ 797.0	$ 807.9	$ 783.0
Gross profit %	23.60%	22.90%	23.40%
Operating income ( expense )	$ (328.6)	$ (322.8)	$ (434.9)
Operating profit before financial income (expense)	468.4	485.1	348.1
Defense and Security [member] | Operating Segment [member]
Disclosure of operating segments [line items]
REVENUE	950.7	932.7	811.1
Cost of sales and services	(895.2)	(780.3)	(785.4)
Gross profit	$ 55.5	$ 152.4	$ 25.7
Gross profit %	5.80%	16.30%	3.20%
Operating income ( expense )	$ (109.0)	$ (114.6)	$ (119.1)
Operating profit before financial income (expense)	(53.5)	37.8	(93.4)
Executive Jets [Member] | Operating Segment [member]
Disclosure of operating segments [line items]
REVENUE	1,484.9	1,730.5	1,718.6
Cost of sales and services	(1,276.9)	(1,463.6)	(1,440.3)
Gross profit	$ 208.0	$ 266.9	$ 278.3
Gross profit %	14.00%	15.40%	16.20%
Operating income ( expense )	$ (266.4)	$ (243.6)	$ (220.2)
Operating profit before financial income (expense)	(58.4)	23.3	58.1
Other [member] | Operating Segment [member]
Disclosure of operating segments [line items]
REVENUE	31.8	27.3	49.7
Cost of sales and services	(26.4)	(17.7)	(25.4)
Gross profit	$ 5.4	$ 9.6	$ 24.3
Gross profit %	17.00%	35.20%	48.90%
Operating income ( expense )	$ (16.1)	$ (4.5)	$ (5.6)
Operating profit before financial income (expense)	(10.7)	5.1	18.7
Total reportable Segments [member] | Operating Segment [member]
Disclosure of operating segments [line items]
REVENUE	5,839.3	6,217.5	5,928.1
Cost of sales and services	(4,773.4)	(4,980.7)	(4,816.8)
Gross profit	$ 1,065.9	$ 1,236.8	$ 1,111.3
Gross profit %	18.30%	19.90%	18.70%
Operating income ( expense )	$ (720.1)	$ (685.5)	$ (779.8)
Operating profit before financial income (expense)	345.8	551.3	331.5
Unallocated [member] | Operating Segment [member]
Disclosure of operating segments [line items]
Operating income ( expense )	(16.5)	(345.3)
Operating profit before financial income (expense)	(16.5)	(345.3)
Financial income (expense), net	(47.6)	(51.4)	(22.9)
Foreign exchange gain (loss), net	6.6	4.5	27.6
Income tax expense	$ (25.5)	$ 8.7	$ (255.4)